Digital assets - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Crypto Asset, Holding [Line Items]
Crypto Asset, Fair Value, Restricted	$ 2.4	$ 3.9